CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Aug. 31, 2020	Aug. 31, 2019
Income Statement [Abstract]
Revenue (Note 14)	$ 295,656	$ 10,332	$ 384,543	$ 222,610
Cost of goods sold	64,478	7,853	99,378	22,893
Gross profit	231,178	2,479	285,165	199,717
Expenses
Accounting and audit	15,628	19,036	78,650	77,388
Depreciation and amortization (Note 8, 9, 10)	27,929	27,512	112,750	60,550
Advertising and promotions	27,906	45,861	204,277	515,360
Bad debt	12,000		50,000	75,000
Consulting (Notes 13, 15, 17)	256,014	483,796	2,193,076	1,444,735
Investor relations	33,964	17,515	184,277	203,893
Legal and professional	248,695	52,355	371,844	670,863
Office and miscellaneous	76,517	74,027	292,880	297,209
Research and development	192,261	107,463	387,074	555,730
Travel	532	21,853	47,336	100,587
Wages & salaries	75,498	87,593	401,283	333,199
Realized loss on disposal of marketable securities (Note 19)			18,198
Unrealized Loss on marketable securities (Note 19)	(24,410)	41,574	19,893	16,434
Inventory writeoff (Note 8)	1,765		8,240	7,182
Total Operating Expenses	944,299	978,585	4,369,778	4,358,130
Net loss from continuing operations	(713,121)	(976,106)	(4,084,613)	(4,158,413)
Discontinued operations
Income from discontinued operations (Note 21)	3,000	51,344
Net (loss) and comprehensive loss for the year	(710,121)	(924,762)	(4,084,613)	(4,158,413)
Net (loss) and comprehensive loss attributable to:
Common shareholders	(696,028)	(907,312)	(3,933,996)	(4,099,420)
Non-controlling interest	$ (14,093)	$ (17,450)	(150,617)	(58,993)
Basic and diluted (loss) per share
Continuing operations	$ (0.24)	$ (0.35)
Discontinued operations	$ 0.00	$ 0.02
Net loss from continuing operations	$ (713,121)	$ (976,106)	$ (4,084,613)	$ (4,158,413)
Basic and diluted (loss) per share (in dollars per share)	$ (0.24)	$ (0.33)	$ (0.05)	$ (0.05)
Weighted average number of common shares outstanding
Basic and diluted (in shares)	3,001,476	2,636,578	83,201,271	77,792,263